FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.1%
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 1.2%
AT&T Inc.	7,500	$138,075
Koninklijke KPN NV	52,000	160,953	(a)
Orange SA	18,520	183,758	(a)

Total Diversified Telecommunication Services		482,786

Entertainment - 0.5%
G5 Entertainment AB	3,528	71,318	(a)
GungHo Online Entertainment Inc.	9,000	145,369	*(a)

Total Entertainment		216,687

Interactive Media & Services - 2.0%
Auto Trader Group PLC	32,911	204,948	(a)
Gree Inc.	20,800	109,912	(a)
Kakaku.com Inc.	6,700	107,506	(a)
Rightmove PLC	29,300	181,263	(a)
Yelp Inc.	6,393	174,785	*(b)

Total Interactive Media & Services		778,414

Media - 2.6%
Fuji Media Holdings Inc.	21,000	170,812	(a)
Pearson PLC	13,596	153,524	(a)
Sinclair Broadcast Group Inc., Class A Shares	9,424	146,166	(b)
SKY Perfect JSAT Holdings Inc.	59,400	218,294	(a)
ValueCommerce Co. Ltd.	6,300	86,169	(a)
Vivendi SE	26,763	255,665	(a)

Total Media		1,030,630

Wireless Telecommunication Services - 0.6%
Freenet AG	10,063	218,813	(a)

TOTAL COMMUNICATION SERVICES		2,727,330

CONSUMER DISCRETIONARY - 9.3%
Auto Components - 1.1%
Linamar Corp.	4,300	194,675
NGK Spark Plug Co. Ltd.	12,800	234,587	(a)

Total Auto Components		429,262

Automobiles - 0.6%
Bayerische Motoren Werke AG	1,369	121,204	(a)
Subaru Corp.	7,700	116,579	(a)

Total Automobiles		237,783

Distributors - 0.5%
Inchcape PLC	18,047	178,183	(a)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	1

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - 0.7%
InterContinental Hotels Group PLC	2,450	$140,578	(a)
Trainline PLC	36,888	122,460	*

Total Hotels, Restaurants & Leisure		263,038

Household Durables - 0.4%
Redrow PLC	28,669	157,103	(a)

Leisure Products - 0.7%
Sega Sammy Holdings Inc.	11,500	173,644	(a)
Spin Master Corp.	4,600	113,199	(b)

Total Leisure Products		286,843

Multiline Retail - 0.8%
Dillard’s Inc., Class A Shares	573	185,193	(b)
J Front Retailing Co. Ltd.	15,600	141,573	(a)

Total Multiline Retail		326,766

Specialty Retail - 2.1%
Advance Auto Parts Inc.	794	116,742	(b)
AutoZone Inc.	85	209,625	*(b)
Industria de Diseno Textil SA	6,458	171,531	(a)
Lowe’s Cos. Inc.	989	197,048	(b)
United Arrows Ltd.	8,800	123,329	(a)

Total Specialty Retail		818,275

Textiles, Apparel & Luxury Goods - 2.4%
Burberry Group PLC	8,190	199,117	(a)
Deckers Outdoor Corp.	330	131,723	*(b)
Goldwin Inc.	2,700	195,377	(a)
Hermes International	140	216,699	(a)
Pandora A/S	3,046	215,296	(a)

Total Textiles, Apparel & Luxury Goods		958,212

TOTAL CONSUMER DISCRETIONARY		3,655,465

CONSUMER STAPLES - 7.0%
Beverages - 0.5%
Heineken Holding NV	2,462	190,141	(a)

Food & Staples Retailing - 4.2%
Alimentation Couche-Tard Inc.	3,900	171,381
BJ’s Wholesale Club Holdings Inc.	3,294	217,931	*(b)
Empire Co. Ltd., Class A Shares	5,400	142,218
George Weston Ltd.	1,800	223,325	(b)
Jeronimo Martins SGPS SA	10,750	232,582	(a)
Kesko oyj, Class B Shares	5,371	118,679	(a)
Kroger Co.	4,000	178,320	(b)

See Notes to Schedule of Investments.

2	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Lawson Inc.	3,900	$149,099	(a)
Loblaw Cos. Ltd.	2,300	203,365	(b)

Total Food & Staples Retailing		1,636,900

Food Products - 1.1%
Kellogg Co.	2,269	161,643	(b)
Morinaga Milk Industry Co. Ltd.	4,300	163,283	(a)
Tyson Foods Inc., Class A Shares	1,815	112,984	(b)

Total Food Products		437,910

Personal Products - 0.9%
L’Oreal SA	659	235,986	(a)
USANA Health Sciences Inc.	1,853	98,580	*(b)

Total Personal Products		334,566

Tobacco - 0.3%
British American Tobacco PLC	3,406	134,735	(a)

TOTAL CONSUMER STAPLES		2,734,252

ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
BP PLC	37,600	216,950	(a)
Eni SpA	14,200	201,916	(a)
Imperial Oil Ltd.	3,600	175,347
Inpex Corp.	14,000	150,436	(a)
Marathon Petroleum Corp.	1,700	197,863	(b)
Parex Resources Inc.	9,900	147,330	(b)
Repsol SA	14,334	228,155	(a)
Suncor Energy Inc.	5,700	180,809
Whitehaven Coal Ltd.	35,500	226,168	(a)

TOTAL ENERGY		1,724,974

FINANCIALS - 13.6%
Banks - 4.2%
Associated Banc-Corp.	6,244	144,174	(b)
Banco Bilbao Vizcaya Argentaria SA	34,400	207,200	(a)
Banco de Sabadell SA	237,600	223,336	(a)
Comerica Inc.	2,236	149,477	(b)
First BanCorp	10,443	132,835
Lloyds Banking Group PLC	223,031	121,711	(a)
NatWest Group PLC	66,286	211,401	(a)
Societe Generale SA	7,265	182,233	(a)
Washington Federal Inc.	5,300	177,815	(b)
Zions Bancorp NA	2,326	114,346	(b)

Total Banks		1,664,528

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	3

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - 1.9%
3i Group PLC	7,829	$126,261	(a)
Bank of New York Mellon Corp.	3,121	142,068	(b)
Canaccord Genuity Group Inc.	23,600	146,236
Intermediate Capital Group PLC	9,900	136,691	(a)
Investec PLC	29,681	181,448	(a)

Total Capital Markets		732,704

Consumer Finance - 0.7%
Acom Co. Ltd.	67,200	160,824	(a)
Ally Financial Inc.	5,500	134,475	(b)

Total Consumer Finance		295,299

Diversified Financial Services - 1.8%
Fuyo General Lease Co. Ltd.	2,300	149,933	(a)
Jackson Financial Inc., Class A Shares	5,434	189,049	(b)
Plus500 Ltd.	9,500	206,256	(a)
Voya Financial Inc.	2,650	162,948

Total Diversified Financial Services		708,186

Insurance - 3.8%
American International Group Inc.	3,004	189,973	(b)
Aviva PLC	32,007	169,786	(a)
Axis Capital Holdings Ltd.	2,890	156,551	(b)
Hartford Financial Services Group Inc.	2,099	159,167	(b)
MetLife Inc.	3,195	231,222	(b)
Reinsurance Group of America Inc.	1,100	156,299
SCOR SE	10,613	244,537	(a)
Unum Group	4,156	170,521	(b)

Total Insurance		1,478,056

Thrifts & Mortgage Finance - 1.2%
Essent Group Ltd.	4,475	173,988	(b)
MGIC Investment Corp.	11,011	143,143	(b)
Radian Group Inc.	9,078	173,118	(b)

Total Thrifts & Mortgage Finance		490,249

TOTAL FINANCIALS		5,369,022

HEALTH CARE - 8.9%
Health Care Equipment & Supplies - 0.5%
Inmode Ltd.	6,095	217,591	*(b)

Health Care Providers & Services - 3.7%
Alfresa Holdings Corp.	14,400	183,043	(a)
AmerisourceBergen Corp.	900	149,139
BML Inc.	4,900	124,304	(a)
Cardinal Health Inc.	2,723	209,317	(b)

See Notes to Schedule of Investments.

4	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp.	1,588	$147,986	(b)
Humana Inc.	340	174,144	(b)
McKesson Corp.	656	246,079	(b)
Molina Healthcare Inc.	685	226,201	*(b)

Total Health Care Providers & Services		1,460,213

Life Sciences Tools & Services - 1.0%
Mettler-Toledo International Inc.	125	180,681	*(b)
Waters Corp.	638	218,566	*(b)

Total Life Sciences Tools & Services		399,247

Pharmaceuticals - 3.7%
Hisamitsu Pharmaceutical Co. Inc.	7,800	231,540	(a)
Indivior PLC	10,350	231,617	*(a)
Ipsen SA	1,605	172,635	(a)
Laboratorios Farmaceuticos Rovi SA	4,200	162,326	(a)
Novo Nordisk A/S, Class B Shares	2,076	281,953	(a)
Ono Pharmaceutical Co. Ltd.	7,000	163,615	(a)
Roche Holding AG	630	197,970	(a)

Total Pharmaceuticals		1,441,656

TOTAL HEALTH CARE		3,518,707

INDUSTRIALS - 17.2%
Aerospace & Defense - 1.0%
BAE Systems PLC	14,983	154,751	(a)
Bombardier Inc., Class B Shares	6,120	236,257	*(b)

Total Aerospace & Defense		391,008

Air Freight & Logistics - 0.5%
Expeditors International of Washington Inc.	1,839	191,109	(b)

Airlines - 1.6%
Delta Air Lines Inc.	4,857	159,601	*(b)
Qantas Airways Ltd.	50,800	205,624	*(a)
Southwest Airlines Co.	3,965	133,501	*(b)
United Airlines Holdings Inc.	3,100	116,870	*

Total Airlines		615,596

Building Products - 1.7%
Cie de Saint-Gobain	4,200	205,467	(a)
Forbo Holding AG, Registered Shares	140	164,523	(a)
Lennox International Inc.	446	106,697	(b)
Masco Corp.	3,910	182,480	(b)

Total Building Products		659,167

Commercial Services & Supplies - 0.5%
Serco Group PLC	96,346	181,006

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	5

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Construction & Engineering - 0.6%
Balfour Beatty PLC	54,800	$223,662

Industrial Conglomerates - 0.5%
Smiths Group PLC	10,897	209,136	(a)

Machinery - 2.9%
Allison Transmission Holdings Inc.	4,314	179,462	(b)
Amada Co. Ltd.	24,600	191,569	(a)
DMG Mori Co. Ltd.	11,300	149,643	(a)
Ebara Corp.	4,900	174,550	(a)
GEA Group AG	4,015	163,280	(a)
Krones AG	1,498	167,392	(a)
OKUMA Corp.	3,200	113,350	(a)

Total Machinery		1,139,246

Marine - 2.0%
A.P. Moller - Maersk A/S, Class B Shares	68	152,225	(a)
Kawasaki Kisen Kaisha Ltd.	10,400	220,232	(a)
Kuehne + Nagel International AG, Registered Shares	800	185,986	(a)
Nippon Yusen KK	9,500	224,016	(a)

Total Marine		782,459

Professional Services - 2.2%
ManpowerGroup Inc.	1,981	164,839	(b)
McMillan Shakespeare Ltd.	14,452	132,029	(a)
Meitec Corp.	11,700	212,238	(a)
Robert Half International Inc.	2,236	165,084	(b)
Wolters Kluwer NV	2,000	209,271	(a)

Total Professional Services		883,461

Road & Rail - 1.2%
ArcBest Corp.	2,100	147,084	(b)
Ryder System Inc.	2,283	190,790	(b)
TFI International Inc.	1,500	150,233

Total Road & Rail		488,107

Trading Companies & Distributors - 1.8%
Howden Joinery Group PLC	30,000	202,571	(a)
Marubeni Corp.	13,800	158,092	(a)
Mitsui & Co. Ltd.	7,000	203,880	(a)
Russel Metals Inc.	7,000	148,789

Total Trading Companies & Distributors		713,332

See Notes to Schedule of Investments.

6	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Transportation Infrastructure - 0.7%
Mitsubishi Logistics Corp.	5,100	$116,975	(a)
Sumitomo Warehouse Co. Ltd.	12,000	178,262	(a)

Total Transportation Infrastructure		295,237

TOTAL INDUSTRIALS		6,772,526

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.8%
F5 Inc.	878	126,002	*(b)
Nokia oyj, ADR	40,160	186,342	(b)

Total Communications Equipment		312,344

Electronic Equipment, Instruments & Components - 1.8%
Amano Corp.	6,600	121,240	(a)
Celestica Inc.	17,200	193,849	*(b)
Hirose Electric Co. Ltd.	1,000	125,422	(a)
Horiba Ltd.	3,500	151,735	(a)
Topcon Corp.	10,200	117,524	(a)

Total Electronic Equipment, Instruments & Components		709,770

IT Services - 1.9%
Alten SA	1,271	159,242	(a)
Amdocs Ltd.	1,929	175,346
Indra Sistemas SA	16,458	187,605	(a)
Reply SpA	1,872	214,752	(a)

Total IT Services		736,945

Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	369	201,198	(a)
Melexis NV	2,439	212,305	(a)
SCREEN Holdings Co. Ltd.	2,300	146,665	(a)

Total Semiconductors & Semiconductor Equipment		560,168

Software - 2.3%
Check Point Software Technologies Ltd.	1,916	241,723	*(b)
Fortinet Inc.	3,400	166,226	*(b)
Qualys Inc.	1,766	198,198	*(b)
Splunk Inc.	1,588	136,711	*(b)
Teradata Corp.	4,858	163,520	*(b)

Total Software		906,378

Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc.	1,085	140,974	(b)
Dell Technologies Inc., Class C Shares	4,317	173,630	(b)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	7

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - (continued)
NetApp Inc.	2,620	$157,357	(b)
Pure Storage Inc., Class A Shares	6,698	179,238	*(b)

Total Technology Hardware, Storage & Peripherals		651,199

TOTAL INFORMATION TECHNOLOGY		3,876,804

MATERIALS - 7.9%
Chemicals - 4.8%
CF Industries Holdings Inc.	2,000	170,400	(b)
Chemours Co.	5,740	175,759	(b)
Huntsman Corp.	5,243	144,077	(b)
K+S AG, Registered Shares	11,805	232,723	(a)
Kuraray Co. Ltd.	22,600	180,880	(a)
Mitsubishi Gas Chemical Co. Inc.	11,000	151,212	(a)
Mosaic Co.	4,100	179,867	(b)
Nippon Shokubai Co. Ltd.	3,400	135,736	(a)
Nutrien Ltd.	2,500	182,515
Shin-Etsu Chemical Co. Ltd.	1,200	146,535	(a)
Yara International ASA	4,497	197,495	(a)

Total Chemicals		1,897,199

Containers & Packaging - 0.4%
Toyo Seikan Group Holdings Ltd.	11,900	146,005	(a)

Metals & Mining - 2.7%
Acerinox SA	22,000	217,477	(a)
Alcoa Corp.	3,179	144,549	(b)
Coronado Global Resources Inc.	128,824	174,177	(a)
Evraz PLC	66,007	0	*(a)(c)(d)
Hudbay Minerals Inc.	33,400	168,727	(b)
Iluka Resources Ltd.	27,000	173,678	(a)
South32 Ltd.	74,225	203,497	(a)

Total Metals & Mining		1,082,105

TOTAL MATERIALS		3,125,309

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Allied Properties Real Estate Investment Trust	8,100	153,146
Dexus	32,803	172,218	(a)
EPR Properties	4,087	154,162	(b)
Host Hotels & Resorts Inc.	11,464	183,997	(b)
Kilroy Realty Corp.	4,105	158,740	(b)
Klepierre SA	10,897	251,510	(a)

Total Equity Real Estate Investment Trusts (REITs)		1,073,773

See Notes to Schedule of Investments.

8	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Real Estate Management & Development - 0.9%
Daito Trust Construction Co. Ltd.		2,100	$215,004	(a)
Mitsubishi Estate Co. Ltd.		10,600	137,308	(a)

Total Real Estate Management & Development			352,312

TOTAL REAL ESTATE			1,426,085

UTILITIES - 3.5%
Electric Utilities - 0.4%
NRG Energy Inc.		4,300	136,826

Gas Utilities - 0.7%
Nippon Gas Co. Ltd.		9,100	142,408	(a)
Tokyo Gas Co. Ltd.		7,200	140,975	(a)

Total Gas Utilities			283,383

Independent Power and Renewable Electricity Producers - 0.4%
Electric Power Development Co. Ltd.		10,000	158,819	(a)

Multi-Utilities - 2.0%
AGL Energy Ltd.		41,235	225,724	(a)
Atco Ltd., Class I Shares		5,600	175,279
Centrica PLC		190,700	221,796	(a)
Engie SA		11,351	162,388	(a)

Total Multi-Utilities			785,187

TOTAL UTILITIES			1,364,215

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $34,927,603)			36,294,689

	RATE
SHORT-TERM INVESTMENTS - 4.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,625,387)	4.235%	1,625,387	1,625,387	(e)

TOTAL INVESTMENTS - 96.2% (Cost - $36,552,990)			37,920,076
Other Assets in Excess of Liabilities - 3.8%			1,501,908

TOTAL NET ASSETS - 100.0%			$39,421,984

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Value is less than $1.

(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	9

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT - (92.7)%
COMMON STOCKS - (92.7)%
COMMUNICATION SERVICES - (7.2)%
Diversified Telecommunication Services - (2.0)%
Cellnex Telecom SA	(4,716)	$(156,436	)(a)
Deutsche Telekom AG, Registered Shares	(9,209)	(183,228	)(a)
Infrastrutture Wireless Italiane SpA	(17,258)	(174,102	)(a)
Telecom Italia SpA	(760,167)	(176,171	)*(a)
Vantage Towers AG	(3,686)	(126,325	)(a)

Total Diversified Telecommunication Services		(816,262)

Entertainment - (1.8)%
Liberty Media Corp.-Liberty Formula One, Class C Shares	(2,057)	(122,967	)*
Manchester United PLC, Class A Shares	(10,500)	(244,965)
ROBLOX Corp., Class A Shares	(3,200)	(91,072	)*
Take-Two Interactive Software Inc.	(1,428)	(148,698	)*
Toho Co. Ltd.	(3,100)	(119,492	)(a)

Total Entertainment		(727,194)

Interactive Media & Services - (0.9)%
Adevinta ASA	(17,000)	(112,569	)*(a)
Domain Holdings Australia Ltd.	(59,678)	(109,165	)(a)
Z Holdings Corp.	(47,200)	(117,883	)(a)

Total Interactive Media & Services		(339,617)

Media - (1.7)%
Future PLC	(8,087)	(123,265	)(a)
ITV PLC	(179,947)	(162,738	)(a)
Kadokawa Corp.	(7,300)	(133,358	)(a)
Shaw Communications Inc., Class B Shares	(6,700)	(193,033)
Viaplay Group AB	(4,126)	(78,763	)*(a)

Total Media		(691,157)

Wireless Telecommunication Services - (0.8)%
Rogers Communications Inc., Class B Shares	(3,100)	(145,086)
SoftBank Group Corp.	(4,100)	(173,401	)(a)

Total Wireless Telecommunication Services		(318,487)

TOTAL COMMUNICATION SERVICES		(2,892,717)

CONSUMER DISCRETIONARY - (9.6)%
Auto Components - (0.2)%
ARB Corp. Ltd.	(5,259)	(91,272	)(a)

Automobiles - (0.4)%
Toyota Motor Corp.	(11,600)	(158,254	)(a)

Hotels, Restaurants & Leisure - (3.4)%
Churchill Downs Inc.	(560)	(118,401)

See Notes to Schedule of Investments.

10	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Entain PLC	(6,500)	$(103,513	)(a)
Flutter Entertainment PLC	(1,200)	(164,438	)*(a)
Food & Life Cos. Ltd.	(7,100)	(139,977	)(a)
Fuji Kyuko Co. Ltd.	(5,200)	(188,052	)(a)
Genius Sports Ltd.	(30,411)	(108,567	)*
Penn Entertainment Inc.	(3,559)	(105,702	)*
Planet Fitness Inc., Class A Shares	(1,550)	(122,140	)*
Wingstop Inc.	(950)	(130,739)
Zensho Holdings Co. Ltd.	(4,900)	(123,069	)(a)

Total Hotels, Restaurants & Leisure		(1,304,598)

Household Durables - (1.2)%
Fujitsu General Ltd.	(6,400)	(153,000	)(a)
Garmin Ltd.	(1,485)	(137,051)
Iida Group Holdings Co. Ltd.	(8,900)	(135,129	)(a)
Nagawa Co. Ltd.	(1,400)	(79,417	)(a)

Total Household Durables		(504,597)

Internet & Direct Marketing Retail - (3.5)%
Amazon.com Inc.	(1,186)	(99,624	)*
Auction Technology Group PLC	(13,033)	(118,487	)*
BHG Group AB	(16,283)	(29,079	)*(a)
Delivery Hero SE	(3,300)	(158,366	)*(a)
DoorDash Inc., Class A Shares	(2,286)	(111,603	)*
Farfetch Ltd., Class A Shares	(17,606)	(83,276	)*
Just Eat Takeaway.com NV	(6,500)	(138,349	)*(a)
Mercari Inc.	(7,800)	(158,645	)*(a)
Prosus NV	(2,800)	(193,322	)(a)
Rakuten Group Inc.	(23,000)	(103,663	)(a)
THG PLC	(195,804)	(104,637	)*(a)

Total Internet & Direct Marketing Retail		(1,299,051)

Leisure Products - (0.3)%
Thule Group AB	(5,565)	(116,562	)(a)

Multiline Retail - (0.3)%
Wesfarmers Ltd.	(4,345)	(135,509	)(a)

Textiles, Apparel & Luxury Goods - (0.3)%
On Holding AG, Class A Shares	(7,000)	(120,120	)*

TOTAL CONSUMER DISCRETIONARY		(3,729,963)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	11

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
CONSUMER STAPLES - (6.7)%
Beverages - (0.8)%
Anheuser-Busch InBev SA/NV	(2,400)	$(144,554	)(a)
Boston Beer Co. Inc., Class A Shares	(514)	(169,373	)*

Total Beverages		(313,927)

Food & Staples Retailing - (2.6)%
Aeon Co. Ltd.	(10,100)	(213,266	)(a)
Endeavour Group Ltd.	(29,953)	(130,353	)(a)
J Sainsbury PLC	(70,881)	(185,908	)(a)
Kobe Bussan Co. Ltd.	(4,900)	(141,224	)(a)
MatsukiyoCocokara & Co.	(3,200)	(160,844	)(a)
Ocado Group PLC	(18,521)	(137,482	)*(a)
Shop Apotheke Europe NV	(1,944)	(91,729	)*(a)

Total Food & Staples Retailing		(1,060,806)

Food Products - (1.6)%
Freshpet Inc.	(2,190)	(115,566	)*
J & J Snack Foods Corp.	(933)	(139,679)
Kagome Co. Ltd.	(6,300)	(146,052	)(a)
McCormick & Co. Inc., Non Voting Shares	(1,600)	(132,624)
Premium Brands Holdings Corp.	(1,600)	(97,229)

Total Food Products		(631,150)

Household Products - (0.7)%
Reynolds Consumer Products Inc.	(4,200)	(125,916)
Unicharm Corp.	(3,900)	(149,316	)(a)

Total Household Products		(275,232)

Personal Products - (1.0)%
Haleon PLC	(35,000)	(138,482	)*(a)
Unilever PLC, ADR	(4,400)	(221,540)

Total Personal Products		(360,022)

TOTAL CONSUMER STAPLES		(2,641,137)

ENERGY - (4.0)%
Energy Equipment & Services - (0.7)%
John Wood Group PLC	(76,598)	(124,136	)*(a)
Worley Ltd.	(14,519)	(148,101	)(a)

Total Energy Equipment & Services		(272,237)

Oil, Gas & Consumable Fuels - (3.3)%
Enbridge Inc.	(4,500)	(175,879)
Enviva Inc.	(1,739)	(92,115)
Iwatani Corp.	(3,400)	(148,908	)(a)
Kinetik Holdings Inc.	(3,772)	(124,778)
NexGen Energy Ltd.	(39,300)	(173,860	)*

See Notes to Schedule of Investments.

12	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Parkland Corp.	(7,500)	$(164,568)
PrairieSky Royalty Ltd.	(13,600)	(217,962)
TC Energy Corp.	(3,800)	(151,495)
Tellurian Inc.	(38,639)	(64,914	)*

Total Oil, Gas & Consumable Fuels		(1,314,479)

TOTAL ENERGY		(1,586,716)

FINANCIALS - (13.8)%
Banks - (5.5)%
Bank of Kyoto Ltd.	(5,000)	(221,806	)(a)
Canadian Imperial Bank of Commerce	(2,900)	(117,306)
First Financial Bankshares Inc.	(4,508)	(155,075)
Glacier Bancorp Inc.	(2,972)	(146,876)
Home BancShares Inc.	(5,300)	(120,787)
Huntington Bancshares Inc.	(12,493)	(176,151)
Mitsubishi UFJ Financial Group Inc., ADR	(27,300)	(182,091)
National Australia Bank Ltd.	(7,740)	(157,150	)(a)
Pacific Premier Bancorp Inc.	(4,001)	(126,272)
Prosperity Bancshares Inc.	(2,097)	(152,410)
Resona Holdings Inc.	(28,600)	(157,083	)(a)
ServisFirst Bancshares Inc.	(1,600)	(110,256)
Shinsei Bank Ltd.	(10,300)	(167,358	)(a)
United Bankshares Inc.	(3,478)	(140,824)

Total Banks		(2,131,445)

Capital Markets - (4.6)%
Allfunds Group PLC	(19,549)	(137,092	)(a)
Ares Management Corp., Class A Shares	(1,770)	(121,139)
BlackRock Inc.	(170)	(120,467)
Blue Owl Capital Inc.	(13,395)	(141,987)
Brookfield Asset Management Ltd., Class A Shares	(1,076)	(30,856	)*
Brookfield Corp.	(4,305)	(135,435)
Charles Schwab Corp.	(2,228)	(185,503)
EQT AB	(8,002)	(170,005	)(a)
Moody’s Corp.	(579)	(161,321)
MSCI Inc.	(359)	(166,996)
Nasdaq Inc.	(1,950)	(119,632)
S&P Global Inc.	(542)	(181,537)
Tradeweb Markets Inc., Class A Shares	(2,383)	(154,728)

Total Capital Markets		(1,826,698)

Diversified Financial Services - (1.2)%
Challenger Ltd.	(30,068)	(154,602	)(a)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	13

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Diversified Financial Services - (continued)
Industrivarden AB, Class C Shares	(7,220)	$(175,175	)(a)
Investor AB, Class B Shares	(8,700)	(157,478	)(a)

Total Diversified Financial Services		(487,255)

Insurance - (2.5)%
Arthur J Gallagher & Co.	(1,073)	(202,303)
BRP Group Inc., Class A Shares	(5,088)	(127,912	)*
Kemper Corp.	(2,858)	(140,614)
Prudential PLC	(9,000)	(122,718	)(a)
Tokio Marine Holdings Inc.	(7,600)	(162,354	)(a)
Tryg A/S	(9,135)	(217,098	)(a)

Total Insurance		(972,999)

TOTAL FINANCIALS		(5,418,397)

HEALTH CARE - (8.9)%
Health Care Equipment & Supplies - (4.6)%
Alcon Inc.	(2,857)	(196,044	)(a)
Ambu A/S, Class B Shares	(8,800)	(113,015	)*(a)
Asahi Intecc Co. Ltd.	(11,800)	(192,485	)(a)
Baxter International Inc.	(2,400)	(122,328)
ConvaTec Group PLC	(58,200)	(162,999	)(a)
EssilorLuxottica SA	(1,287)	(232,861	)(a)
Insulet Corp.	(612)	(180,167	)*
Penumbra Inc.	(571)	(127,025	)*
ResMed Inc.	(594)	(123,629)
Siemens Healthineers AG	(3,451)	(172,142	)(a)
Stryker Corp.	(800)	(195,592)

Total Health Care Equipment & Supplies		(1,818,287)

Health Care Providers & Services - (0.6)%
Guardant Health Inc.	(3,220)	(87,584	)*
HealthEquity Inc.	(2,817)	(173,640	)*

Total Health Care Providers & Services		(261,224)

Health Care Technology - (0.4)%
Definitive Healthcare Corp.	(8,116)	(89,195	)*
JMDC Inc.	(3,000)	(86,056	)(a)

Total Health Care Technology		(175,251)

Life Sciences Tools & Services - (2.7)%
Bachem Holding AG	(2,057)	(178,487	)(a)
Eurofins Scientific SE	(1,700)	(122,057	)(a)
Evotec SE	(7,515)	(122,255	)*(a)
Illumina Inc.	(713)	(144,169	)*
Sartorius Stedim Biotech	(370)	(120,238	)(a)

See Notes to Schedule of Investments.

14	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - (continued)
Tecan Group AG, Registered Shares	(388)	$(173,685	)(a)
Thermo Fisher Scientific Inc.	(323)	(177,873)

Total Life Sciences Tools & Services		(1,038,764)

Pharmaceuticals - (0.6)%
AstraZeneca PLC	(957)	(129,501	)(a)
Dechra Pharmaceuticals PLC	(4,206)	(132,572	)(a)
Total Pharmaceuticals		(262,073)

TOTAL HEALTH CARE		(3,555,599)

INDUSTRIALS - (17.8)%
Aerospace & Defense - (1.7)%
Boeing Co.	(1,028)	(195,824	)*
CAE Inc.	(6,600)	(127,662	)*
Raytheon Technologies Corp.	(1,300)	(131,196)
Rolls-Royce Holdings PLC	(199,046)	(222,329	)*(a)

Total Aerospace & Defense		(677,011)

Airlines - (0.3)%
Wizz Air Holdings PLC	(4,973)	(113,711	)*(a)

Building Products - (0.4)%
Daikin Industries Ltd.	(1,000)	(151,714	)(a)

Commercial Services & Supplies - (2.3)%
Biffa PLC	(37,792)	(186,136)
Cleanaway Waste Management Ltd.	(67,452)	(120,188	)(a)
GFL Environmental Inc.	(6,500)	(189,815)
Japan Elevator Service Holdings Co. Ltd.	(11,200)	(139,227	)(a)
Rentokil Initial PLC	(19,447)	(119,478	)(a)
Secom Co. Ltd.	(2,000)	(114,116	)(a)

Total Commercial Services & Supplies		(868,960)

Construction & Engineering - (0.4)%
SNC-Lavalin Group Inc.	(9,000)	(158,597)
Electrical Equipment - (2.3)%
Emerson Electric Co.	(1,800)	(172,908)
Nordex SE	(14,062)	(197,909	)*(a)
Regal Rexnord Corp.	(862)	(103,423)
Siemens Gamesa Renewable Energy SA	(10,462)	(201,858	)*(a)
Vestas Wind Systems A/S	(7,726)	(225,373	)(a)

Total Electrical Equipment		(901,471)

Industrial Conglomerates - (1.1)%
Aker ASA, Class A Shares	(1,500)	(110,155	)(a)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	15

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Industrial Conglomerates - (continued)
Hitachi Ltd.	(3,900)	$(196,233	)(a)
Storskogen Group AB, Class B Shares	(138,904)	(99,517	)(a)

Total Industrial Conglomerates		(405,905)

Machinery - (4.2)%
Alstom SA	(4,575)	(111,935	)(a)
Chart Industries Inc.	(400)	(46,092	)*
Fluidra SA	(8,345)	(129,757	)(a)
Kubota Corp.	(11,000)	(150,276	)(a)
Kurita Water Industries Ltd.	(5,100)	(210,654	)(a)
Makita Corp.	(6,600)	(153,748	)(a)
MINEBEA MITSUMI Inc.	(7,800)	(115,565	)(a)
Sandvik AB	(8,700)	(157,223	)(a)
SKF AB, Class B Shares	(9,058)	(138,348	)(a)
Stanley Black & Decker Inc.	(1,600)	(120,192)
Valmet oyj	(7,548)	(203,756	)(a)
Yaskawa Electric Corp.	(3,700)	(118,050	)(a)

Total Machinery		(1,655,596)

Professional Services - (2.2)%
Adecco Group AG, Registered Shares	(4,172)	(137,237	)(a)
Benefit One Inc.	(8,600)	(125,551	)(a)
Clarivate PLC	(11,775)	(98,203	)*
Dun & Bradstreet Holdings Inc.	(13,588)	(166,589)
Equifax Inc.	(685)	(133,137)
RWS Holdings PLC	(33,534)	(152,272)
TransUnion	(1,885)	(106,974)

Total Professional Services		(919,963)

Road & Rail - (1.6)%
ALD SA	(10,300)	(118,841	)(a)
Canadian Pacific Railway Ltd.	(2,100)	(156,569)
Hankyu Hanshin Holdings Inc.	(6,300)	(186,654	)(a)
Tokyu Corp.	(11,400)	(143,571	)(a)

Total Road & Rail		(605,635)

Transportation Infrastructure - (1.3)%
Auckland International Airport Ltd.	(35,418)	(175,659	)*(a)
Japan Airport Terminal Co. Ltd.	(3,600)	(177,542	)*(a)
Transurban Group	(16,742)	(147,294	)(a)

Total Transportation Infrastructure		(500,495)

TOTAL INDUSTRIALS		(6,959,058)

See Notes to Schedule of Investments.

16	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - (9.7)%
Communications Equipment - (0.3)%
Viasat Inc.	(4,345)	$(137,519	)*

Electronic Equipment, Instruments & Components - (1.0)%
Hexagon AB, Class B Shares	(15,262)	(160,023	)(a)
Omron Corp.	(2,300)	(111,154	)(a)
Teledyne Technologies Inc.	(300)	(119,973	)*

Total Electronic Equipment, Instruments & Components		(391,150)

IT Services - (3.5)%
Affirm Holdings Inc.	(3,993)	(38,612	)*
Cloudflare Inc., Class A Shares	(2,500)	(113,025	)*
Fidelity National Information Services Inc.	(1,845)	(125,183)
GMO Payment Gateway Inc.	(2,300)	(190,208	)(a)
Netcompany Group A/S	(3,201)	(136,210	)*(a)
Nexi SpA	(14,514)	(114,573	)*(a)
NEXTDC Ltd.	(26,866)	(165,779	)*(a)
Nomura Research Institute Ltd.	(4,600)	(109,360	)(a)
Paysafe Ltd.	(6,888)	(95,675	)*
Shopify Inc., Class A Shares	(5,000)	(173,597	)*
Worldline SA	(4,495)	(176,035	)*(a)

Total IT Services		(1,438,257)

Semiconductors & Semiconductor Equipment - (0.7)%
Entegris Inc.	(1,900)	(124,621)
Lasertec Corp.	(900)	(146,944	)(a)

Total Semiconductors & Semiconductor Equipment		(271,565)

Software - (4.2)%
AVEVA Group PLC	(6,092)	(235,803	)(a)
Bentley Systems Inc., Class B Shares	(3,712)	(137,196)
Black Knight Inc.	(2,228)	(137,579	)*
Ceridian HCM Holding Inc.	(2,857)	(183,277	)*
Cint Group AB	(22,293)	(89,609	)*(a)
DoubleVerify Holdings Inc.	(5,000)	(109,800	)*
Lightspeed Commerce Inc.	(7,200)	(102,895	)*
Money Forward Inc.	(4,500)	(138,992	)*(a)
Paycor HCM Inc.	(4,300)	(105,221	)*
UiPath Inc., Class A Shares	(10,288)	(130,760	)*
Unity Software Inc.	(2,319)	(66,300	)*
VMware Inc., Class A Shares	(1,485)	(182,299	)*

Total Software		(1,619,731)

TOTAL INFORMATION TECHNOLOGY		(3,858,222)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	17

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
MATERIALS - (8.3)%
Chemicals - (5.2)%
Air Liquide SA	(1,098)	$(155,845	)(a)
Akzo Nobel NV	(2,200)	(147,626	)(a)
Croda International PLC	(2,283)	(181,678	)(a)
Ecolab Inc.	(1,223)	(178,020)
Givaudan SA, Registered Shares	(53)	(162,334	)(a)
International Flavors & Fragrances Inc.	(1,545)	(161,978)
JSR Corp.	(5,300)	(103,781	)(a)
Koninklijke DSM NV	(1,293)	(158,773	)(a)
Nippon Paint Holdings Co. Ltd.	(24,100)	(189,284	)(a)
PPG Industries Inc.	(1,257)	(158,055)
Quaker Chemical Corp.	(719)	(120,001)
Sherwin-Williams Co.	(616)	(146,195)
Sika AG, Registered Shares	(570)	(137,030	)(a)

Total Chemicals		(2,000,600)

Construction Materials - (0.4)%
Holcim AG	(3,200)	(165,643	)(a)

Containers & Packaging - (1.4)%
AptarGroup Inc.	(1,352)	(148,693)
Ball Corp.	(2,383)	(121,867)
SIG Group AG	(6,470)	(141,377	)(a)
Smurfit Kappa Group PLC	(3,429)	(127,080	)(a)

Total Containers & Packaging		(539,017)

Metals & Mining - (1.3)%
Antofagasta PLC	(10,947)	(204,354	)(a)
Fortescue Metals Group Ltd.	(12,919)	(180,571	)(a)
Wheaton Precious Metals Corp.	(3,500)	(136,743)

Total Metals & Mining		(521,668)

TOTAL MATERIALS		(3,226,928)

REAL ESTATE - (3.6)%
Equity Real Estate Investment Trusts (REITs) - (3.3)%
AEON REIT Investment Corp.	(118)	(138,486	)(a)
American Tower Corp.	(822)	(174,149)
Crown Castle Inc.	(1,094)	(148,390)
Daiwa House REIT Investment Corp.	(63)	(140,469	)(a)
GLP J-REIT	(136)	(156,628	)(a)
Nippon Prologis REIT Inc.	(50)	(117,229	)(a)
Primary Health Properties PLC	(82,313)	(110,233	)(a)

See Notes to Schedule of Investments.

18	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Realty Income Corp.	(2,704)	$(171,515)
Warehouses De Pauw CVA	(4,100)	(117,452	)(a)

Total Equity Real Estate Investment Trusts (REITs)		(1,274,551)

Real Estate Management & Development - (0.3)%
Altus Group Ltd.	(3,200)	(127,716)

TOTAL REAL ESTATE		(1,402,267)

UTILITIES - (3.1)%
Electric Utilities - (0.7)%
NextEra Energy Inc.	(2,060)	(172,216)
PG&E Corp.	(7,200)	(117,072	)*

Total Electric Utilities		(289,288)

Gas Utilities - (0.4)%
APA Group	(24,008)	(175,484	)(a)

Independent Power and Renewable Electricity Producers - (0.5)%
Neoen SA	(5,259)	(212,668	)(a)

Multi-Utilities - (1.0)%
Dominion Energy Inc.	(2,125)	(130,305)
National Grid PLC	(10,400)	(124,585	)(a)
Veolia Environnement SA	(6,469)	(166,217	)(a)

Total Multi-Utilities		(421,107)

Water Utilities - (0.5)%
Severn Trent PLC	(5,607)	(179,133	)(a)

TOTAL UTILITIES		(1,277,680)

TOTAL SECURITIES SOLD SHORT (PROCEEDS - $(43,565,232))		$(36,548,684)

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
REIT	— Real Estate Investment Trust

At December 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,012,114	GBP	3,228,000	Bank of New York	1/20/23	$107,354
USD	6,450,496	JPY	865,018,000	Bank of New York	1/20/23	(159,316)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	19

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,795,144	CAD	3,789,000	Citibank N.A.	1/20/23	$(3,514)
USD	5,824,729	EUR	5,448,000	Northern Trust Co.	1/20/23	(15,710)

Total						$(71,186)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Franklin Global Market Neutral Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

21

Notes to Schedule of Investments (unaudited) (cont’d)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$459,026	$2,268,304	—		$2,727,330
Consumer Discretionary	1,270,665	2,384,800	—		3,655,465
Consumer Staples	1,509,747	1,224,505	—		2,734,252
Energy	701,349	1,023,625	—		1,724,974
Financials	3,047,405	2,321,617	—		5,369,022
Health Care	1,769,704	1,749,003	—		3,518,707
Industrials	2,677,464	4,095,062	—		6,772,526
Information Technology	2,239,116	1,637,688	—		3,876,804
Materials	1,165,894	1,959,415	$0	**	3,125,309
Real Estate	650,045	776,040	—		1,426,085
Utilities	312,105	1,052,110	—		1,364,215

Total Long-Term Investments	15,802,520	20,492,169	0	**	36,294,689

Short-Term Investments†	1,625,387	—	—		1,625,387

Total Investments	$17,427,907	$20,492,169	$0	**	$37,920,076

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$107,354	—		$107,354

Total	$17,427,907	$20,599,523	$0	**	$38,027,430

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Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†:
Common Stocks:
Communication Services	$945,821	$1,946,896	—	$2,892,717
Consumer Discretionary	1,255,710	2,474,253	—	3,729,963
Consumer Staples	1,001,927	1,639,210	—	2,641,137
Energy	1,165,571	421,145	—	1,586,716
Financials	3,418,478	1,999,919	—	5,418,397
Health Care	1,421,202	2,134,397	—	3,555,599
Industrials	2,245,589	4,713,469	—	6,959,058
Information Technology	2,083,532	1,774,690	—	3,858,222
Materials	1,171,552	2,055,376	—	3,226,928
Real Estate	621,770	780,497	—	1,402,267
Utilities	419,593	858,087	—	1,277,680

Total Securities Sold Short	15,750,745	20,797,939	—	36,548,684

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	178,540	—	178,540

Total	$15,750,745	$20,976,479	—	$36,727,224

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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